Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Goodwill
Goodwill
Goodwill consists of the following:

	Fidelity National Title Group	FNF Corporate and Other	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total
	(In millions)
Balance, December 31, 2011	$1,418	$3	$—	$—	$32	$1,453
Goodwill acquired during the year (1)	18	—	246	119	75	458
Adjustments to prior year acquisitions	—	—	—	—	(1)	(1)
Sale of assets	(2)	—	—	—	—	(2)
Balance, December 31, 2012	$1,434	$3	$246	$119	$106	$1,908
Goodwill acquired during the year	2	—	—	—	17	19
Adjustments to prior year acquisitions (2)	(1)	—	2	—	(27)	(26)
Balance, December 31, 2013	$1,435	$3	$248	$119	$96	$1,901

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(1) During 2012, we acquired a controlling interest in Remy and the Restaurant Group. We also acquired Digital Insurance in our Corporate and Other Segment. See Note B "Acquisitions".
(2) During 2013, we completed the final purchase price allocation for Digital Insurance, resulting in an adjustment to our purchased goodwill.